Accounts Receivable, net (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Long-term receivables		$ 4,000.0	$ 21,700
Face value		5,000.0	948,000
Face value		1,000,000	32,000.0
Unbilled revenue	$ 47,000.0	$ 113,000.0	$ 80,000	$ 90,000